Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Operating And Finance Lease Payments Due [Abstract]
Finance leases, 2024	¥ 851
Finance leases, 2025	777
Finance leases, 2026	447
Finance leases, 2027	300
Finance leases, 2028	280
Thereafter	7,381
Total lease payments	10,036
Less imputed interest	(2,907)
Total Lease Liability	7,129
Operating leases, 2024	53,153
Operating leases, 2025	40,853
Operating leases, 2026	35,134
Operating leases, 2027	28,606
Operating leases, 2028	24,029
Thereafter	115,534
Total lease payments	297,309
Less imputed interest	(16,480)
Total lease liabilities	¥ 280,829	¥ 275,199